Document And Entity Information	Nov. 05, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2025
Entity Registrant Name	Revolution Medicines, Inc.
Entity Central Index Key	0001628171
Entity Emerging Growth Company	false
Entity File Number	001-39219
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2029180
Entity Address, Address Line One	700 Saginaw Drive
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	650
Local Phone Number	481-6801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock 0.0001 Par Value Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock $0.0001 par value per share
Trading Symbol	RVMD
Security Exchange Name	NASDAQ
Warrants To Purchase 0.1112 Shares Of Common Stock Expiring 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase 0.1112 shares of common stock expiring 2026
Trading Symbol	RVMDW
Security Exchange Name	NASDAQ